SCHEDULE OF INFORMATION ON LONG LIVED ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and ROU assets		$ 123,149	$ 219,769
Property, plant and equipment and ROU assets	$ 68,640	123,149
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and ROU assets		102,103	207,779
Property, plant and equipment and ROU assets	53,555	102,103
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and ROU assets		21,046	$ 11,990
Property, plant and equipment and ROU assets	$ 15,085	$ 21,046